Long-term debt	12 Months Ended
Jun. 30, 2025
Long-term debt.
Long-term debt
13	Long-term debt

	2025	2024
Reclassified*
for the year ended 30 June	Rm	Rm
Total long-term debt	102 645	117 031
Short-term portion*	(14 091)	(13 160)
Long-term portion*	88 554	103 871
Analysis of long-term debt
At amortised cost
Unsecured debt	103 037	117 559
Unamortised loan costs	(392)	(528)
	102 645	117 031
Reconciliation
Balance at beginning of year	117 031	124 068
Loans raised¹	471	30 692
Loans repaid²	(14 060)	(35 468)
Interest accrued	1 505	1 551
Amortisation of loan costs	126	161
Translation of foreign operations	(2 428)	(3 973)
Balance at end of year	102 645	117 031
Interest-bearing status
Interest-bearing debt	102 645	117 031
Maturity profile
Within one year	14 091	13 160
One to five years	72 309	87 629
More than five years	16 245	16 242
	102 645	117 031
*	Prior year numbers have been reclassified on adoption of the amendments to IAS 1, refer to note 1.
1	2024 relates mainly R2,4 billion raised under the new DMTN programme and US$1,5 billion (R27 billion) that was drawn under the Revolving Credit Facility (RCF).
2	2025 mainly relates to partial repayment of the RCF of R13 billion. In October 2024 US$0,3 billion (R5,4 billion) was repaid and in June 2025 US$0,4 billion (R7,1 billion) was repaid. 2024 relates mainly to the US$1,5 billion (R28 billion) US Dollar bond that was repaid in March 2024, as well as partial settlements of US$0,3 billion (R5,5 billion) in May and June 2024 on the RCF.

13	Long-term debt continued

				2025				2024
					Total			Utilised
			Interest	Contract	Rand	Available	Utilised	facilities
			rate	amount	equivalent	facilities	facilities	Reclassified*
for the year ended 30 June	Expiry date	Currency	%	million	Rm	Rm	Rm	Rm
Banking facilities and debt arrangements
Group treasury facilities
Commercial paper (uncommitted)	None	Rand	3 month Jibar + 1,42% - 1,59%	15 000	15 000	10 566	4 434	4 434
Commercial banking facilities	None	Rand	**	7 450	7 450	7 450	—	—
Revolving credit facility¹	April 2030	US dollar	SOFR+ Credit Adj +1,45%	1 987	35 269	26 394	8 875	21 831
Debt arrangements
US Dollar Bond²	September 2026	US dollar	4,38%	650	11 538	—	11 538	11 825
US Dollar Convertible Bond³	November 2027	US dollar	4,50%	750	13 313	—	13 313	13 644
US Dollar Bond²	September 2028	US dollar	6,50%	750	13 313	—	13 313	13 644
US Dollar Bond²	May 2029	US dollar	8,75%	1 000	17 750	—	17 750	18 193
US Dollar term loan	April 2030	US dollar	SOFR+ Credit Adj +1,65%	982	17 439	—	17 439	17 874
US Dollar Bond²	March 2031	US dollar	5,50%	850	15 088	—	15 088	15 464
Other Sasol businesses
Specific project asset finance
Energy – Clean Fuels II (Natref)	Various	Rand	Various	1 266	1 266	—	1 266	966
Other		Various	Various	—	—	—	707	909
						44 410	103 723	118 784
Available cash excluding restricted cash						38 422
Total funds available for use						82 832
Accrued interest							1 505	1 551
Unamortised loan cost							(392)	(528)
Cumulative fair value gains and foreign exchange movements on convertible bond and embedded derivative financial liability							(1 517)	(2 030)
Total debt including accrued interest and unamortised loan cost							103 319	117 777
Comprising
Long-term debt*							88 554	103 871
Short-term debt*							14 757	13 726
Short-term debt							666	566
Short-term portion of long-term debt							14 091	13 160
Bank overdraft							1	121
Convertible bond derivative financial liability							7	59
							103 319	117 777
*	Prior year numbers have been reclassified on adoption of the amendments to IAS 1, refer to note 1.

13	Long-term debt continued

**Interest rate only available when funds are utilised.

1	In October 2024 US$0,3 billion (R5,4 billion) was repaid on the RCF and another US$0,4 billion (R7,1 billion) was repaid in June 2025.
2	Included in this amount is the US$3,25 billion (R57,7 billion) bonds with fixed interest rates of between 4,38% and 8,75% which are listed and is recognised in Sasol Financing USA LLC (SFUSA), a 100% owned subsidiary of the Group. Sasol Limited has fully and unconditionally guaranteed the bonds. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary, SFUSA, by dividend or loan.
3	The convertible bond have a principal amount of US$750 million and contain conversion rights exercisable by the bond holders at any time before maturity of the bond on 8 November 2027. The convertible bond pay a coupon of 4,5% per annum, payable semi-annually in arrears and in equal instalments on 8 May and 8 November of each year. The convertible bond can be settled in cash, Sasol ordinary shares, or any combination thereof at the election of Sasol. The conversion price (initially set at US$20,39) is subject to standard market anti-dilution adjustments, including, among other things, dividends paid by Sasol. The conversion price at 30 June 2025 was US$18,79 (30 June 2024: US$18,79).

Accounting policies:

Debt, which constitutes a financial liability, includes short-term and long-term debt. Debt is initially recognised at fair value, net of transaction costs incurred and is subsequently stated at amortised cost using the effective interest rate method. Debt is classified as short-term unless the borrowing entity has a right to defer settlement of the liability for at least 12 months after the reporting date.

Debt is derecognised when the obligation in the contract is discharged, cancelled or has expired. Premiums or discounts arising from the difference between the fair value of debt raised and the amount repayable at maturity date are charged to the income statement as finance expenses based on the effective interest rate method. A debt modification gain or loss is recognised immediately when a debt measured at amortised cost has been modified. The convertible bond is a hybrid financial instrument consisting of a non-derivative host representing the obligation to make interest payments and to deliver cash to the holder on redemption of the bond (‘the bond component’); and a conversion feature which is accounted for as an embedded derivative financial liability. The bond component was recognised at fair value at inception date. The fair value was determined by subtracting the fair value attributable to the embedded derivative from the fair value of the combined instrument. The bond component is measured subsequently at amortised cost using the effective interest rate of 8,5%. The option component is recognised as a derivative financial liability, measured at fair value, with changes in fair value recorded in profit or loss and reported separately in the statement of financial position in long-term financial liabilities.

The bond component and related embedded derivative are classified as current liabilities as the holders may convert at any time.

Refer to note 35 for the accounting policies relating to embedded derivatives.